Corporate information (Details) - 1 months ended Jul. 31, 2014 ₨ in Thousands, $ in Thousands	USD ($)	INR (₨)
Business combinations | TRTL
Corporate information
Proceeds from IPO	$ 212,750	₨ 14,111,708